Valkyrie Bitcoin Strategy ETF
Consolidated Schedule of Investments
June 30, 2022 (Unaudited)
	PAR	Value
U.S. TREASURY BILLS: 55.04%
United States Treasury Bill, 1.265%, 10/20/22 (a)	$9,500,000	$9,444,090
TOTAL U.S. TREASURY BILLS (Cost $9,462,946)		9,444,090

Total Investments in Securities (Cost $9,462,946): 55.04%		9,444,090
Other Assets in Excess of Liabilities: 44.96% (b)		7,714,618
TOTAL NET ASSETS: 100.00%		$17,158,708

(a)	The rate quoted is the annualized discount rate as of June 30, 2022.
(b)	Includes assets and deposits with broker pledged as collateral for derivative contracts. At June 30, 2022, the value of these assets totals $5,972,544.

Valkyrie Bitcoin Strategy ETF
Consolidated Schedule of Open Futures Contracts
June 30, 2022 (Unaudited)

The following futures contracts of the Fund's wholly-owned subsidiary were open at June 30, 2022:

					Value
Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Notional Amount At Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	183	Jul-22	$ 17,165,400	$ 18,883,048	$ -	$ (1,717,648)

Valkyrie Bitcoin Strategy ETF
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bills	$-	$9,444,090	$-	$9,444,090
Total Investments	$-	$9,444,090	$-	$9,444,090

Other Financial Instruments*
Futures Contracts
Long	$(1,717,648)	$-	$-	$(1,717,648)
Total Other Financial Instruments	$(1,717,648)	$-	$-	$(1,717,648)

*The fair value of the Fund’s other financial instruments represents the net unrealized depreciation at June 30, 2022.

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings.